Share-based payments - Schedule of Shares under CFO Buyout (Details) - Group Chief Executive Buyout - share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Number of options outstanding, start of period (in options)	5,337,899	6,585,447
Exercised (in options)	(1,368,990)	(1,247,548)
Number of options outstanding, end of period (in options)	3,968,909	5,337,899